Other current liabilities - Summary of other current liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about other current liabilities [Line Items]
Income tax liability	€ 5,129	€ 4,298
Accrual for vacation and overtime	2,183	1,277
Payroll tax	780	3,560
Other liabilities	1,929	213
Total	€ 10,021	€ 9,348